INVENTORIES, NET (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 2,112	$ 1,914
Work in progress	116	71
Finished goods	705	280
Inventory Net	$ 2,933	$ 2,265